Qualitative and quantitative information on financial risk	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Qualitative and quantitative information on financial risks

31.	Qualitative and quantitative information on financial risks
The Company is exposed to the following financial risks connected with its operations:
•credit risk, principally arising from its normal commercial relations with final customers and dealers, and its financing activities;
•liquidity risk, with particular reference to the availability of funds and access to the credit market and to financial instruments in general; and
•financial market risk (primarily relating to exchange rates, interest rates and commodity prices), since the
Company operates at an international level in different currencies, uses financial instruments which generate interest and is exposed to the risk of changes in the price of certain commodities which are used in the production processes.
These risks could significantly affect the Company’s financial position and results and for this reason, the Company systematically identifies and monitors these risks in order to detect potential negative effects in advance and takes the necessary actions to mitigate them, primarily through its operating and financing activities and if required, through the use of derivative financial instruments in accordance with established risk management policies.
Financial instruments held by the funds that manage the Company’s pension plan assets are not included in this analysis (refer to Note 20, Employee benefits liabilities for additional information).
The following section provides qualitative and quantitative disclosures on the effect that these risks could have upon the Company. The quantitative data reported in the following does not have any predictive value, in particular the sensitivity analysis on finance market risks does not reflect the complexity of the market or the reaction which may result from any changes that were assumed to take place.
Credit risk
Overall, the credit risk regarding the Company’s trade receivables and receivables from financing activities is concentrated mainly in North America, Enlarged Europe and South America.
The maximum credit risk to which the Company is potentially exposed at December 31, 2023 is represented by the carrying amounts of financial assets in the financial statements discussed in Note 16, Trade receivables, other assets, prepaid expenses and Tax receivables and the nominal value of the guarantees provided on liabilities and commitments to third parties discussed in Note 26, Guarantees granted, commitments and contingent liabilities.
In addition, the Company is exposed to credit risk in relation to the investment of cash and to transactions with derivatives counterparties, as disclosed in Note 17, Derivative financial and operating assets and liabilities and in the Note
18, Cash and cash equivalents.
The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each counterparty.
The Company monitors these exposures and established credit lines with single or homogeneous categories of counterparties.
Dealers and final customers for which the Company provides financing are subject to specific assessments of their creditworthiness under a detailed scoring system. To mitigate this risk, the Company could obtain financial and non-financial guarantees. These guarantees are further strengthened where possible by reserve of title clauses on financed vehicle sales to the sales network made by the Company financial service companies and on vehicles assigned under finance and operating lease agreements.
For further information regarding the exposure to credit risk and ECLs of Trade receivables, other receivables and financial receivables at December 31, 2023 and 2022, refer to Note 16, Trade receivables, other assets, prepaid expenses and tax receivables.
The Company differentiates Cash investments with primary bank counterparties and high rated liquid financial instruments. The investments are actively managed and constantly monitored, in compliance with policies that establish limits of concentration and duration, taking into account the creditworthiness of the counterparties and of the various countries in which the cash is invested. The policies also define limits in the operations with Derivatives counterparties. Even though the Company’s current securities and Cash and cash equivalents consist of balances spread across various primary national and international banking institutions and money market funds that were measured at fair value, there was no exposure to sovereign debt securities at December 31, 2023 and 2022 which could lead to significant risk of repayment.
Liquidity risk
Liquidity risk represents the risk the Company is unable to obtain the funds needed to carry out its operations and meet its obligations. Any actual or perceived limitations on the Company’s liquidity could affect the ability of counterparties to do business with the Company or may require additional amounts of cash and cash equivalents to be allocated as collateral for outstanding obligations.
The continuation of challenging economic conditions in the markets in which the Company operates and the uncertainties that characterize the financial markets, necessitate special attention to the management of liquidity risk. In that sense, measures taken to generate funds through operations and to maintain a conservative level of available liquidity are important factors for ensuring operational flexibility and addressing strategic challenges over the next few years.
The main factors that determined the Company’s liquidity situation are the funds generated by or used in operating and investing activities, the debt lending period and its renewal features or the liquidity of the funds employed and market terms and conditions.
The Company adopted a series of policies and procedures whose purpose was to optimize the management of funds and to reduce liquidity risk as follows:
•centralizing the management of receipts and payments where it may be economical in the context of the local civil, currency and fiscal regulations of the countries in which the Company was present;
•maintaining a conservative level of available liquidity;
•diversifying the means by which funds were obtained and maintaining a continuous and active presence in the capital markets;
•obtaining adequate credit lines; and
•monitoring future liquidity on the basis of business planning.
The Company manages liquidity risk by monitoring cash flows and keeping an adequate level of funds at its disposal. The operating cash management and liquidity investment of the Company are centrally coordinated in the
Company’s treasury companies, with the objective of ensuring effective and efficient management of the Company’s funds.
These entities obtain funds in the financial markets from various funding sources.
Certain notes issued by the Company and its treasury subsidiaries include covenants which could be affected by circumstances related to certain subsidiaries; in particular, there are cross-default clauses which could accelerate repayments in the event that such subsidiaries fail to pay certain of their debt obligations.
Refer to Note 16, Trade receivables, other assets, prepaid expenses and Tax receivables, Note 23, Other liabilities and Note 22, Debt for additional information on the repayment structure of the Company’s financial assets and liabilities.
Refer to Note 17, Derivative financial and operating assets and liabilities for additional information on the repayment structure of derivative financial instruments.
Financial market risks
Due to the nature of the Company’s business, the Company is exposed to a variety of market risks, primarily foreign currency exchange rate risk, interest rate risk and commodity price risk.
The Company’s exposure to foreign currency exchange rate risk arises both in connection with the geographical distribution of the Company’s industrial activities compared to the markets in which it sells its products, and in relation to the use of external borrowing denominated in foreign currencies.
The Company’s exposure to interest rate risk arises from the need to fund industrial and financial operating activities and the necessity to invest surplus funds. Changes in market interest rates could have the effect of either increasing or decreasing the Company’s Net profit, thereby indirectly affecting the costs and returns of financing and investing transactions.
The Company’s exposure to commodity price risk arises from the risk of changes in the price of certain raw materials and energy used in production. Changes in the price of raw materials could have a significant effect on the
Company’s results by indirectly affecting costs and product margins.
These risks could significantly affect the Company’s financial position and results and for this reason, these risks were systematically identified and monitored, in order to detect potential negative effects in advance and take the necessary actions to mitigate them, primarily through its operating and financing activities and if required, through the use of derivative financial instruments in accordance with its established risk management policies.
The Company’s policy permits derivatives to be used only for managing the exposure to fluctuations in foreign currency exchange rates and interest rates as well as commodities prices connected with future cash flows and assets and liabilities.
The Company utilizes derivative financial instruments designated as fair value hedges mainly to hedge:
•the foreign currency exchange rate risk on financial instruments denominated in foreign currency; and
•the interest rate risk on fixed rate loans, bonds and borrowings.
The instruments used for these hedges are mainly foreign currency forward contracts, interest rate swaps and combined interest rate and foreign currency financial instruments.
The Company uses derivative financial instruments as cash flow hedges for the purpose of pre-determining:
•the exchange rate at which forecasted transactions denominated in foreign currencies would be accounted for;
•the interest paid on borrowings, both to match the fixed interest received on loans (customer financing activity), and to achieve a targeted mix of floating versus fixed rate funding structured loans; and
•the price of certain commodities and components.
The foreign currency exchange rate exposure on forecasted commercial flows is hedged by foreign currency swaps, forward contracts and foreign currency options. Interest rate exposures are usually hedged by interest rate swaps and, in limited cases, by forward rate agreements. Exposure to changes in the price of commodities is generally hedged by using commodity swaps and commodity options. Counterparties to these agreements are major financial institutions.
Refer to Note 17, Derivative financial and operating assets and liabilities for additional information on the fair value of derivative financial instruments held at the balance sheet date.
Quantitative information on foreign currency exchange rate risk
The Company is exposed to risk resulting from changes in foreign currency exchange rates, which could affect its earnings and equity. Where a Stellantis company incurred costs in a currency different from that of its revenues, any change in exchange rates could affect the operating results of that company; the principal exchange rates to which the Company is exposed are:
•EUR/GBP, relating to sales in the UK of vehicles produced in the Euro zone;
•CNY and JPY in relation to costs paid to Chinese and Japanese suppliers net of sales in China and Japan respectively originating from European and North America entities;
•U.S.$/CAD and U.S.$/MXP, primarily relating to sales in Canada and Mexico of produced vehicles, net of local cost and import in U.S. of Canadian produced vehicles;
•EUR/U.S.$, relating to sales and purchases (mainly linked to commodity) in U.S.$ made by European entities and to sales and purchases in Euro made by U.S. entities;
•TRY and PLN, in relation to sales in Turkish and Poland markets, net of manufacturing costs incurred in
Turkey and Poland; and
•U.S.$/BRL and EUR/BRL, relating to Brazilian manufacturing operations and the related import and export flows.
The Company’s policy is to use derivative financial instruments to hedge a percentage of certain exposures subject to foreign currency exchange rate risk for the upcoming twenty-four months (including such risk before or beyond that date where it is deemed appropriate in relation to the characteristics of the business) and to hedge the exposure resulting from firm commitments unless not deemed appropriate.
The Stellantis entities could have trade receivables or payables denominated in a currency different from their respective functional currency. In addition, in a limited number of cases, it could be convenient from an economic point of view, or it could be required under local market conditions, for the Stellantis entities to obtain financing or invest funds in a currency different from their respective functional currency, e.g. Argentinian industrial companies (with U.S.$ as functional currency) invest a significant amount of cash denominated in Argentine Pesos. Changes in exchange rates could result in exchange gains or losses arising from these situations. The Company’s policy is to hedge, whenever deemed appropriate, the exposure resulting from receivables, payables, cash and securities denominated in foreign currencies different from the respective Stellantis entity’s functional currency.
Certain of the Stellantis entities are located in countries which are outside of the Eurozone, primarily the U.S.,
Brazil, Canada, Poland, Serbia, Turkey, Mexico, Argentina, India and China. As the Company's reporting currency is the
Euro, the income statements of those entities that have a reporting currency other than the Euro are translated into Euro using the average exchange rate for the period. In addition, the assets and liabilities of those consolidated entities are translated into
Euro at the period-end foreign exchange rate. The effects of these changes in foreign exchange rates are recognized directly in the Cumulative translation adjustments reserve included in Other comprehensive income. Changes in exchange rates could lead to effects on the translated balances of revenues, costs and assets and liabilities reported in Euro, even when corresponding items are unchanged in the respective local currency of these entities.
The Company monitors its principal exposure to conversion exchange risk and, in certain circumstances, enters into derivatives for the purpose of hedging the specific risk.
The potential loss in fair value of derivative financial instruments held for foreign currency exchange rate risk management (currency swaps/forwards) at December 31, 2023 resulting from a 10 percent change in the exchange rates would have been approximately €163 million on the Consolidated Income Statement and €1,436 million in Other comprehensive income.
This analysis assumes that a hypothetical, unfavorable 10 percent change in exchange rates as at year-end is applied in the measurement of the fair value of derivative financial instruments.
Receivables, payables and future trade flows whose hedging transactions have been analyzed were not included in this analysis. It is reasonable to assume that changes in market exchange rates would produce the opposite effect, of an equal or greater amount, on the underlying transactions that have been hedged.
Quantitative information on interest rate risk
The manufacturing companies and treasuries of the Company make use of external borrowings and invest in monetary and financial market instruments. In addition, the Stellantis entities sell receivables resulting from their trading activities on a continuing basis. Changes in market interest rates could affect the cost of the various forms of financing, including the sale of receivables, or the return on investments and the employment of funds, thus negatively impacting the net financial expenses incurred by the Company.
In addition, the financial services companies provide loans (mainly to customers and dealers), financing themselves using various forms of direct debt or asset-backed financing (e.g. factoring of receivables or securitizations). Where the characteristics of the variability of the interest rate applied to loans granted differ from those of the variability of the cost of the financing obtained, changes in the current level of interest rates could affect the operating result of those entities and the
Company as a whole.
In order to manage these risks, the Company uses interest rate derivative financial instruments, mainly interest rate swaps and forward rate agreements, when available in the market, with the objective of mitigating, under economically acceptable conditions, the potential variability of interest rates on the Company's Net profit.
In assessing the potential impact of changes in interest rates, the Company segregated fixed rate financial instruments (for which the impact was assessed in terms of fair value) from floating rate and short term financial instruments
(for which the impact was assessed in terms of cash flows).
The fixed rate financial instruments used by the Company consisted principally of part of the portfolio of the financial services companies (primarily customer financing and financial leases) and part of debt (including subsidized loans and notes). These instruments are measured at amortized cost and changes in market interest rates for these instruments do not affect Net profit or Equity. Certain financial securities are accounted for at FVPL. The impact of an unfavorable 50 basis points change in interest rate levels would result in increase in financial expenses of €19 million due to the change in fair values of these securities.
The Company entered in certain derivatives in order to manage interest rate risk on underlying debt exposures. An unfavorable 50 basis points change in interest rates level applied to the interest rate derivatives outstanding at December 31,
2023 would have an impact of €58 million on financial expense. It is expected that this impact will be offset by an equivalent gain on the underlying debt exposures.
In addition, financial services companies use derivatives in order to hedge the interest rate risk arising from the mismatch between financial receivables and related funding. A 50 basis points change in interest rates level applied to the interest rate derivatives outstanding at December 31, 2023 would have a negative impact of €28 million in Other comprehensive income.
Floating rate financial instruments consisted principally of cash and cash equivalents, loans provided by the financial services companies to the sales network and part of debt. The effect of the sale of receivables was also considered in the sensitivity analysis.
A hypothetical 50 basis points change in short-term interest rates at December 31, 2023, applied to floating rate financial assets and liabilities, operations for the sale of receivables and derivative financial instruments, would result in increased net financial expenses, on an annual basis, of approximately €173 million.
This analysis is based on the assumption that there is an unfavorable change of 50 basis points of interest rate levels across homogeneous categories. A homogeneous category is defined on the basis of the currency in which the financial assets and liabilities are denominated. In addition, the sensitivity analysis applied to floating rate financial instruments assumes that cash and cash equivalents and other short-term financial assets and liabilities which expire during the projected 12-month period will be renewed or reinvested in similar instruments, that will reflect the hypothetical 50 basis points change in short-
term interest rates.
Quantitative information on commodity price risk
The Company, in addition to supply agreements that provide protections to the price increases and supply shortages, entered into derivative contracts for certain commodities to hedge its exposure to commodity price risk associated with buying raw materials and energy used in its normal operations, primarily base metals and PGM (platinum, palladium and rhodium).
In connection with the commodity price derivative contracts outstanding at December 31, 2023, a hypothetical 10 percent change in the price of the commodities at that date would have caused a negative impact on the Other comprehensive income of €501 million. Future trade flows whose hedging transactions have been analyzed were not considered in this analysis. It is reasonable to assume that changes in commodity prices would produce the opposite effect, of an equal or greater amount, on the underlying transactions that have been hedged.